Share Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

19. Share Based Compensation

Share based options

Share based options (“options”) are granted to certain directors, officers or management employees at the discretion of the Company's Board of Directors, or its designate. Options, in the absence of any other determination, are exercisable equally on their first, second, third and fourth anniversary dates and expire on the 10th anniversary date of the grant. The Company has reserved 4,000 shares for issuance under the option plan. The exercise date of options may be accelerated at the discretion of the Board of Directors, or its designate. Options are not transferable or assignable.

On August 20, 2012, the Board of Directors issued 210 share based options, all of which have stock appreciation rights, to one executive of the Company. The options vest and are exercisable on December 31, 2016. The options have an exercise price of C$20.29 and a grant date market value of C$20.01. On termination of employment without cause, death or disability, the options become immediately exercisable. Unexercised options expire on December 31, 2021.

				December 31
		2012		2011
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Outstanding, beginning of year	2,505	$23.28	2,646	$21.23
Granted, during the year	210	$20.51	-	$-
Exercised, during the year	(28)	$(14.42)	(141)	$(16.02)
Forfeited, during the year	-	$-	-	$-
Expired, during the year	-	$-	-	$-
Outstanding, end of year	2,687	$23.59	2,505	$23.28
Options outstanding, exercisable	2,477		2,505
Weighted average grant date market value	$22.28		$20.68
Weighted average remaining contractual life (in years)	5.1		5.8

				December 31
			2012	2011

Share based compensation recovery			$(110)	$(6,808)
Unrecognized compensation costs for share based compensation			$1,070	$-
Share based compensation accrued			$3,730	$3,757

The Company uses the Black-Scholes-Merton option pricing model which requires several input variables. These variables include the estimated length of time employees will retain their options before exercising them and the expected volatility of the Company's share price. Changes in these variables can materially affect the estimated fair value of share based compensation and, consequently, the related amount recognized in selling, general and administration expense on the statement of operations and comprehensive income or loss. In calculating the fair value of the options at December 31, 2012 and 2011, the following weighted average assumptions were used:

	2012	2011

Grant date - February 14, 2006
Dividend yield	2.8%	2.5%
Expected volatility	16.9%	20.9%
Risk free interest rate	1.0%	0.9%
Expected remaining life, stated in years	0.7	1.7
Fair value, per option (in Canadian dollars)	$0.01	$0.19

Grant date - August 25, 2008
Dividend yield	2.8%	2.5%
Expected volatility	22.2%	23.1%
Risk free interest rate	1.0%	0.9%
Expected remaining life, stated in years	1.2	2.2
Fair value, per option (in Canadian dollars)	$2.50	$2.26

Grant date - January 9, 2009
Dividend yield	2.8%	2.5%
Expected volatility	23.8%	22.3%
Risk free interest rate	1.1%	1.0%
Expected remaining life, stated in years	1.5	2.5
Fair value, per option (in Canadian dollars)	$2.82	$2.30

Grant date - November 11, 2010
Dividend yield	2.8%	2.5%
Expected volatility	22.2%	38.3%
Risk free interest rate	1.1%	1.2%
Expected remaining life, stated in years	3.0	4.0
Fair value, per option (in Canadian dollars)	$2.26	$4.20

Grant date - August 20, 2012
Dividend yield	2.8%	-
Expected volatility	36.4%	-
Risk free interest rate	1.2%	-
Expected remaining life, stated in years	4.3	-
Fair value, per option (in Canadian dollars)	$5.56	$-

Compensation expense or recovery including fair value changes in share based options are recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss. In determining the expected life of the options, management considered the age of the recipients and duration between the vesting date and date of expiration. These options represent the Company's first, second, third, fourth and fifth option grants. Expected volatility was calculated using changes in monthly share prices for a period commensurate with the remaining term to expected vesting.

Restricted shares

On September 12, 2011, the Company issued 185 restricted shares at a weighted average cost of $22.84 per share to certain executives. In conjunction with the restricted share issuance, the Company purchased 185 common shares for total cash consideration of $4,226. The restricted shares issued have vesting dates as follows: 37.5 restricted shares on May 31, 2013, 12.5 restricted shares on June 15, 2013, 30 restricted shares on December 15, 2012, 30 restricted shares on December 15, 2013, 25 restricted shares on May 31, 2014, 12.5 restricted shares on June 15, 2014 and 37.5 restricted shares on May 31, 2015.

On August 24, 2012, the Company issued 50 restricted shares at a weighted average cost of C$19.95 per share to one executive. In conjunction with the restricted share issuance, the Company purchased 50 common shares for total cash consideration of C$998. The restricted shares issued have a vesting date of December 1, 2014.

In September 2012, 23 restricted shares previously awarded on September 12, 2011 to two employees were forfeited. In conjunction with the forfeiture, the Company sold 23 restricted shares for total cash proceeds of $456. Additionally, 23 restricted shares previously awarded on September 12, 2011 to these same employees were modified. The vesting date for the modified awards is December 31, 2012, subject to the achievement of certain performance conditions. The changes resulted in a $663 recovery of previously recognized restricted share expense.

Restricted shares are issued as an incentive for certain executive management (“employees” or “executive management”) in respect of their employment with the Company and to align the interests of executive management with the interests of the Company's shareholders. Restricted shares are purchased by the Company in the open market and are held in trust for the employees' benefit. Restricted shares vest when the employee has satisfied the requisite service period or performance conditions. Executive management forfeits their right to restricted shares upon termination for cause or resignation without good reason. Accelerated vesting occurs in certain circumstances, including termination without cause or resignation for good reason, change of control, and death or disability. Dividends received by the trustee, on restricted shares held for the benefit of executive management, are paid to the employee. The employee's interest in restricted shares cannot be assigned or transferred.

The following table outlines various details pertaining to restricted shares.

		December 31
	2012	2011

Outstanding, beginning of year	252	277
Granted, during the year	50	185
Vested, during the year	(107)	(210)
Forfeited, during the year	(23)	-
Outstanding, end of year	172	252
Weighted average remaining life	1.74	1.49
Restricted share expense	$2,034	$2,107

Restricted share expense is recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss.

If employees satisfy the requisite service period requirements, the Company will record the compensation expense in the following years:

2013	$915
2014	551
2015	65
2016	-
$1,531

PSUs

In March 2012, the Company's Compensation Committee approved a revised long-term incentive compensation plan for all executive officers and certain employees effective January 1, 2012. Under the revised plan, PSU payments are awarded at the end of a three year performance period and payment amounts can range from 0% to 150% of the target award subject to the Company's performance against pre-established performance measures. Performance measures are recommended by executive management and submitted to the Compensation Committee for approval. In addition to these performance measures, the Compensation Committee may evaluate performance results and retains the authority and discretion to amend PSU payments.

PSU award payments are paid in lump sum cash amounts based on the volume weighted average trading price of the Company's shares for the five trading days immediately preceding the vesting date. Payments are measured and distributed in the final month of the performance period. A participant who voluntarily terminates employment or is terminated with cause prior to the date of payment forfeits all rights to, or interest in, any unvested award. If a participant's employment is terminated without cause, or by death, disability or retirement, after the mid-point of the performance period, the participant shall be entitled to the full amount of the participant's unvested PSUs and related dividend PSUs. If a participant's employment is terminated without cause, or by death, disability or retirement, prior to the mid-point of the performance period, the participant shall be entitled to a pro-rated amount of the award that the Compensation Committee determines would have been paid to the participant had their employment continued to the end of the performance period.

The following table outlines details of PSU's:

		2012		2011
	Number of PSUs	Weighted average grant date fair value	Number of PSUs	Weighted average grant date fair value

Outstanding, beginning of year	-	$-	-	$-
Granted, during the year	333	$20.04	-	$-
Vested, during the year	-	$-	-	$-
Forfeited, during the year	-	$-	-	$-
Outstanding, end of year	333	$20.04	-	$-

			2012	2011
PSU expense			$1,185	$-
Unrecognized compensation cost for PSU's			$2,218	$-
PSU compensation cost accrued			$1,188	$-

In calculating the fair value of the PSU's at December 31, the following weighted average assumptions were used:

			2012	2011

Grant date - March 16, 2012
Dividend yield			2.8%	-
Expected volatility			21.1%	-
Risk free interest rate			1.1%	-
Expected remaining life, stated in years			2.0	-
Fair value per PSU (in Canadian dollars)			$20.32	$-

Compensation expense includes fair value changes in PSU's which are recorded to selling, general and administration expense on the statement of operations and comprehensive income or loss.

Long-term incentive plan

Effective January 1, 2003, the Company entered into a trust (the “Trust”) agreement to establish a long-term incentive plan on behalf of certain Canadian employees, officers and directors. The purpose of the Trust is to receive monies from the Company and its subsidiaries on behalf of certain Canadian employees, officers and directors to purchase shares of the Company in the open market and to hold the shares acquired for the benefit of its participants. Shares remain registered in the name of the Company, the Trustee, or its nominee(s), until the shares are redeemed, sold or distributed to the participant for whom they are held. Dividends received by the Trust are distributed to the participants in proportion to their pro rata entitlement. The Company's maximum exposure to loss is limited to its obligation to fund the administration of the Trust and its indemnity to the Company and its officers, directors, employees, agents or shareholders for various items including, but not limited to, all costs to settle suits or actions due to association with the Trust, subject to certain restrictions. The risk of fluctuations in the price of the Company's shares is borne by the participants. In February 2006, the Company amended and restated its long-term incentive plan and established a long-term incentive plan on behalf of certain U.S. employees, officers and directors of IESI and its subsidiaries. With the exception of changes to the vesting period, the terms of the long-term incentive plan remained principally unchanged. Shares acquired by the Trust in respect of fiscal year ended December 31, 2004 for the benefit of its participants have vested. Shares acquired by the Trust in respect of fiscal year ended December 31, 2005, and thereafter, vest as follows: one third on the day such shares are allocated to the participant, one third on December 31 of the year such shares are allocated to the participant, and the balance on December 31 of the subsequent year. Shares that are forfeited by participants to the long-term incentive plan are allocated to the remaining participants in accordance with their proportional entitlement to all of the shares held by the Trust and the Trust will abstain from voting on all matters related to the Company. The purpose and terms of the U.S. long-term incentive plan are consistent with those outlined for the Company's amended and restated Canadian plan. In 2012, contributions to the long-term incentive plan are calculated at 1.45% (2011 – 1.45%) of operating income before restructuring costs, goodwill impairment, amortization and gain or loss on sale of capital and landfill assets, adjusted for certain non-recurring or non-operating items. The Compensation Committee exercised its discretion with regards to 2012 amounts awarded. As a result, 2012 awards represent half of the target award amount. Included in selling, general and administration expenses are $1,342 (2011 - $6,159) of accrued amounts payable to the Trust on behalf of certain Canadian and U.S. employees at December 31, 2012. Certain employees previously in this plan are participating in the revised long-term incentive plan where they receive PSU awards.